Share-Based Compensation - Summary of Share Options Granted and NES (Detail) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	0	0	0
Fair value of common shares	$ 19.26	$ 22.80	$ 12.97
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	8,062,341
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	15,826,000
January 2008 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	2,720,000
Fair value of common shares	$ 12.75
Intrinsic value	$ 12.75
March 2008 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	152,000
Fair value of common shares	$ 14.00
Intrinsic value	$ 14.00
July 2008 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	278,500
Fair value of common shares	$ 13.75
Intrinsic value	$ 13.75
October 2008 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,200
Fair value of common shares	$ 12.65
Intrinsic value	$ 12.65
May 2009 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	205,548
Fair value of common shares	$ 12.75
Intrinsic value	$ 12.75
June 2009 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	316,200
Fair value of common shares	$ 15.13
Intrinsic value	$ 15.13
May 2010 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	556,848
Fair value of common shares	$ 21.75
Intrinsic value	$ 21.75
June 2011 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	811,020
Fair value of common shares	$ 25.11
Intrinsic value	$ 25.11
July 2012 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	1,956,935
Fair value of common shares	$ 12.19
Intrinsic value	$ 12.19
May 2013 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	208,590
Fair value of common shares	$ 20.33
Intrinsic value	$ 20.33
July 2013 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	19,830
Fair value of common shares	$ 22.80
Intrinsic value	$ 22.80
February 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	7,099,500
Fair value of common shares	$ 1.00
Exercise price	$ 2.02
July 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	1,620,000
Fair value of common shares	$ 1.15
Exercise price	$ 2.38
September 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	100,000
Fair value of common shares	$ 2.38
Exercise price	$ 3.75
March 2007 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,946,500
Fair value of common shares	$ 4.09
Exercise price	$ 8.75
January 2012 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,060,000
Fair value of common shares	$ 10.33
Exercise price	$ 12.19
July 2014 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	209,650
Fair value of common shares	$ 21.01
Intrinsic value	$ 21.01
September 2014 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	24,020
Fair value of common shares	$ 22.32
Intrinsic value	$ 22.32
February 2015 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	600,000
Fair value of common shares	$ 18.52
Intrinsic value	$ 18.52